Lines of Credit Payable (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]	Lines of Credit Payable consisted of the following:
	December 31,	December 31,
	2013	2012
Due to Casino Operators	$42,670,573	$34,799,982